Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of measured at fair value on a recurring basis

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets:
U.S. Money Market Funds held in Trust Account	$345,055,688	$345,055,688	$—	$—

Liabilities:
Warrant liabilities — public warrants	$8,049,988	$8,049,988	$—	$—
Warrant liabilities — private warrants	7,476,000	—	—	7,476,000

Total	$15,525,988	$8,049,988	$—	$7,476,000

Schedule of level 3 fair value measurements

	At March 15, 2021 (Initial Measurement)	At September 30, 2021
Stock price	$9.53	$9.65
Strike price	$11.50	$11.50
Term (in years)	5.5	5.5
Volatility	25.0%	22.4%
Risk-free rate	1.1%	1.1%
Dividend yield	0.0%	0.0%

Schedule of provides a reconciliation changes in fair value

Warrant Liability
Fair value at December 31, 2020	$—
Initial value of public and private warrant liabilities	24,205,999
Change in fair value	(115,000)

Fair Value at March 31, 2021	24,090,999
Change in fair value	(6,539,681)
Public warrants reclassified to level 1	(9,659,985)

Fair Value at June 30, 2021	7,891,333
Change in fair value	(415,333)

Fair Value at September 30, 2021	$7,476,000

Schedule of provides a reconciliation changes in fair value

	Public Warrants	Private Placement Warrants	Total Warrant Liabilities
Fair value as of December 30, 2020	$—	$—	$—
Initial measurement on March 15, 2021	14,950,000	9,255,999	24,205,999
Change in valuation inputs or other assumptions	(115,000)	—	(115,000)

Fair value as of March 31, 2021	14,835,000	9,255,999	24,090,999
Change in valuation inputs or other assumptions	(5,175,015)	(1,364,666)	(6,539,681)

Fair value as of June 30, 2021	9,659,985	7,891,333	17,551,318
Change in valuation inputs or other assumptions	(1,609,997)	(415,333)	(2,025,330)

Fair value as of September 30, 2021	$8,049,988	$7,476,000	$15,525,988